(Loss) Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net (loss) income	$ 2,008	$ (965)	$ 3,395	$ (947)	$ (12,359)	$ 2,596	$ 795
Less: net (loss) income attributable to noncontrolling interests	178	197	366	119	210	(632)	(1,316)
Net (loss) income attributable to Borqs Technologies, Inc.	1,830	(1,162)	3,029	(1,066)	(12,569)	3,228	2,111
Accretion to redemption value of Convertible Redeemable Preferred Shares		(150)		(448)	(6,956)	(976)	(2,417)
Allocation to holders of Convertible Redeemable Preferred Shares						(2,252)
Net (loss) income attributable to Borqs Technologies, Inc.'s ordinary shareholders	$ 1,830	$ (1,312)	$ 3,029	$ (1,514)	$ (19,525)		$ (306)
Denominator:
Weighted-average number of shares outstanding-basic	26,830,514	4,259,898	26,613,800	4,243,964	12,842,671	4,224,725	4,224,090
Weighted-average number of shares outstanding-diluted	27,675,005	4,259,898	27,585,851	4,243,964	12,842,671	4,224,725	4,224,090
(Loss) earnings per share-Basic:	$ 0.07	$ (0.31)	$ 0.11	$ (0.36)	$ (1.52)	$ 0.00	$ (0.07)
(Loss) earnings per share-Diluted:	$ 0.07	$ (0.31)	$ 0.11	$ (0.36)	$ (1.52)	$ 0.00	$ (0.07)